SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued interest	$ 143,798	$ 133,215
Accrued operating expenses		50,986
Total	$ 143,798	$ 184,201